VOYA INVESTORS TRUST Voya Balanced Income Portfolio (the “Portfolio”)

Supplement dated June 12, 2026

to the Portfolio’s Class ADV, Class I, Class S, Class S2 Shares’

Prospectus, Summary Prospectus, and the Statement of

Additional Information, each dated May 1, 2026

On January 23, 2026, the Board of Trustees of the Portfolio approved a number of changes to the structure of the Portfolio that would permit the Portfolio to be sold directly to the public (the “Conversion”). Currently, the purchase and sale of shares of the Portfolio may be made only by separate accounts of insurance companies serving as investment options under variable contracts or by qualified pension or retirement plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Following the Conversion, the eligibility to invest in the Portfolio will be revised and the Portfolio will be offered directly to the public. It is expected that these changes will take effect on or about July 24, 2026 (the “Effective Date”).

No insurance company separate accounts will be invested in the Portfolio at the time of the Conversion. Please contact your insurance company for more information about how the Conversion will impact your variable contract and alternative investment options.

Qualified pension and retirement plans will remain eligible to invest in the Portfolio.

There will be no changes to the investment objective, investment strategy or investment risks of the Portfolio as a result of this Conversion.

To facilitate this Conversion, on or about the Effective Date the following changes will occur:

1.The Portfolio name will change from Voya Balanced Income Portfolio to Voya Balanced Income Fund.

2.Share classes will be renamed as follows:

Current Share Class Name	New Share Class Name
ADV	R
I	I
S	R3
S2	A

3.The eligibility requirements for the Portfolio will change. Purchase and sales of the Portfolio will no longer be limited only to separate accounts of insurance companies serving as investment options under variable contractors or by qualified pension or retirement plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Instead, the Portfolio will be available for purchase by the general public and eligibility will vary by share class as follows:

Share Class	Share Class Eligibility

Class A	No restrictions/generally available

Class I	Available to: (1) qualified retirement plans such as 401(a), 401(k), or other defined contribution plans and defined benefit plans; (2) 529 college savings plans; (3) insurance companies and foundations investing for their own account; (4) wrap programs offered by broker-dealers and financial institutions; (5) accounts of, or managed by, trust departments; (6) individuals whose accounts are managed by an investment adviser representative; (7)
employees of Voya IM who are eligible to participate in “notional” bonus programs sponsored by Voya IM; (8) retirement plans affiliated with Voya
Financial, Inc.; (9) Voya Financial, Inc. affiliates for purposes of corporate cash management; (10) other registered investment companies; and (11) (a)
investors purchasing Class I shares through brokerage platforms that invest in the Voya funds’ Class I shares through omnibus accounts and have agreements with the Fund distributor to offer such shares and (b) such brokerage platforms’ omnibus accounts.

Class R and Class	Available to qualified retirement plans including, but not limited to 401(k)
R3	plans, 457 plans, employer sponsored 403(b) plans, IRAs, Simplified
Employee Pension Plans, other accounts or plans whereby Class R or R3 shares, as applicable, are held on the books of the Portfolio through omnibus accounts (either at the plan level or the level of the plan administrator).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA INVESTORS TRUST

Voya Inflation Protected Bond Plus Portfolio

(the “Portfolio”)

Supplement dated June 12, 2026

to the Portfolio’s Class ADV, Class I, and Class S

Prospectus, Summary Prospectus, and the Statement of

Additional Information, each dated May 1, 2026

On November 13, 2025, the Board of Trustees of the Portfolio approved a number of changes to the structure of the Portfolio that would permit the Portfolio to be sold directly to the public (the “Conversion”). Currently, the purchase and sale of shares of the Portfolio may be made only by separate accounts of insurance companies serving as investment options under variable contracts or by qualified pension or retirement plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Following the Conversion, the eligibility to invest in the Portfolio will be revised and the Portfolio will be offered directly to the public. It is expected that these changes will take effect on or about July 17, 2026 (the “Effective Date”).

No insurance company separate accounts will be invested in the Portfolio at the time of the Conversion. Please contact your insurance company for more information about how the Conversion will impact your variable contract and alternative investment options.

Qualified pension and retirement plans will remain eligible to invest in the Portfolio.

There will be no changes to the investment objective, investment strategy or investment risks of the Portfolio as a result of this Conversion.

To facilitate this Conversion, on or about the Effective Date the following changes will occur:

1.The Portfolio name will change from Voya Inflation Protected Bond Plus Portfolio to Voya Inflation Protected Bond Plus Fund.

2.Share classes will be renamed as follows:

Current Share Class Name	New Share Class Name
ADV	R
I	I
S	Dissolved

3.The eligibility requirements for the Portfolio will change. Purchase and sales of the Portfolio will no longer be limited only to separate accounts of insurance companies serving as investment options under variable contractors or by qualified pension or retirement plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Instead, the Portfolio will be available for purchase by the general public and eligibility will vary by share class as follows:

Share Class	Share Class Eligibility

Class I	Available to: (1) qualified retirement plans such as 401(a), 401(k), or other defined contribution plans and defined benefit plans; (2) 529 college savings plans; (3) insurance companies and foundations investing for their own account; (4) wrap programs offered by broker-dealers and financial institutions; (5) accounts of, or managed by, trust departments; (6) individuals whose accounts are managed by an investment adviser representative; (7)
employees of Voya IM who are eligible to participate in “notional” bonus programs sponsored by Voya IM; (8) retirement plans affiliated with Voya
Financial, Inc.; (9) Voya Financial, Inc. affiliates for purposes of corporate cash management; (10) other registered investment companies; and (11) (a)
investors purchasing Class I shares through brokerage platforms that invest in the Voya funds’ Class I shares through omnibus accounts and have agreements with the Fund distributor to offer such shares and (b) such brokerage platforms’ omnibus accounts.

Class R	Available to qualified retirement plans including, but not limited to 401(k)
plans, 457 plans, employer sponsored 403(b) plans, IRAs, Simplified
Employee Pension Plans, other accounts or plans whereby Class R shares, as applicable, are held on the books of the Portfolio through omnibus accounts
(either at the plan level or the level of the plan administrator).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE